Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes
10.	Income Taxes

The provision for income taxes for the years ended December 31, consists of the following:

	2011	2010	2009
Current:
Federal	$1,281,207	$2,073,533	$865,283
State	218,358	334,875	(3,547)
Deferred:
Federal	384,793	(1,206,333)	299,057
State	68,642	(287,875)	50,127
	$1,953,000	$914,200	$1,210,920

A reconciliation of the federal statutory rate to the effective income tax rate for the years ended December 31, is as follows:

	2011	2010	2009

Federal statutory income tax rate	34%	34%	34%
State tax, net of federal benefit	2%	1%	1%
Tax exempt investment income	(8)%	(10)%	(7)%
Earnings from bank owned life insurance	(3)%	(4)%	(4)%
Other	0%	(1)%	(1)%
Effective tax rate expense	25%	20%	23%

The components of deferred income taxes included in other assets in the statements of condition are approximately as follows:

	2011	2010
	Asset (Liability)

Allowance for loan losses	$1,111,000	$1,646,000
Deferred compensation	238,000	255,000
Investment security charges/adjustments	5,241,000	5,171,000
Unrealized losses on securities available for sale	—	2,854,000
Pension benefits	626,000	451,000
Other	89,000	66,000
subtotal deferred tax assets	7,305,000	10,443,000

Depreciation	(565,000)	(443,000)
Mortgage related fees	(369,000)	(382,000)
Intangible amortization	(493,000)	(367,000)
Purchase accounting adjustments	(158,000)	(250,000)
Prepaid expenses	(79,000)	(278,000)
Unrealized gains on securities available for sale	(75,000)	—
Other	(98,000)	(84,000)
subtotal deferred tax liability	(1,837,000)	(1,804,000)
Total deferred income tax asset, net	$5,468,000	$8,639,000

Realization of deferred tax assets is dependent upon the ability to carry back deductions to prior periods when the deferred tax assets are realized and/or in generating sufficient taxable income in future periods. Based on the Company’s history of taxable income and expected future taxable income, the Company has determined that a valuation allowance is not required.

At December 31, 2011 and December 31, 2010, the Company had no unrecognized tax benefits. The Company does not expect the amount of unrecognized tax benefits to significantly change within the next twelve months.

The Company recognizes interest and penalties related to income tax matters as part of income tax expense. At December 31, 2011 and December 31, 2010, there were no amounts accrued for interest and penalties.

The Company is subject to U.S. federal income tax as well as New York state income tax. The Company is no longer subject to federal or state examinations for tax years prior to 2008. The tax years of 2008-2010 remain open to federal and state examination.

During 2011, the Internal Revenue Service completed an examination of the 2008 and 2009 federal income tax returns. The examination had no material impact on the financial statements. Additionally, during 2011, the State of New York completed an examination of the 2008 New York income tax return. The examination had no material impact on the financial statements.